Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Operating costs and expenses:
Research and development (a)	[1]	$ 6,126,972	$ 12,259,940
Patent costs		146,281	204,396
General and administrative		4,570,932	5,425,033
Total operating costs and expenses		10,844,185	17,889,369
Operating loss		(10,844,185)	(17,889,369)
Other income:
Interest income		123,052	126,835
Settlement of accounts payable (a)	[1]	588,114	893,823
Total other income		711,166	1,020,658
Net loss		(10,133,019)	(16,868,711)
Other comprehensive gain (loss):
Unrealized gain (loss) on debt securities		923	(923)
Comprehensive loss		(10,132,096)	(16,869,634)
Net Loss		(10,133,019)	(16,868,711)
Deemed dividend of preferred stock			(2,537,844)
Net loss applicable to common stockholders		$ (10,133,019)	$ (19,406,555)
Net loss per common share - basic and diluted		$ (1.06)	$ (3.66)
Weighted average common shares outstanding - basic and diluted		9,570,061	5,304,667

[1]	For comparative presentation purposes, settlement of accounts payable of $893,823 for the year ended December 31, 2018 was reclassified out of research and development and into settlement of accounts payable under other income.